CASH, CASH EQUIVALENTS AND INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH, CASH EQUIVALENTS AND INVESTMENTS
Bank notes	$ 296,000	$ 2,372,000
Sale of bank notes	0	0	0
Long-term investments	62,443,000	19,226,000
Cost Method
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	21,638,000	9,426,000
Cost Method | Cortina
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	3,348,000	3,348,000
Cost Method | GCT SemiConductor, Inc.
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	811,000	3,000,000
Cost Method | Xalted Networks
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	279,000	1,133,000
Cost Method | SBI
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	2,306,000	1,945,000
Cost Method | iTV Media Inc.
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	14,894,000
Equity Method
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	9,805,000	9,800,000
Equity Method | ACELAND
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	2,109,000	2,109,000
Equity Method | Beijing Bodashutong Technology
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	577,000	572,000
Equity Method | Shareholder Loan to ACELAND
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	7,119,000	7,119,000
Available for sale
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	31,000,000
Available for sale | iTV Media Inc.
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	3,000,000
Available for sale | AioTV
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	8,000,000
Available for sale | UTStarcom Hong Kong Holdings Ltd.
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	$ 20,000,000
Minimum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Maturity period of bank notes receivable	3 months
Maximum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Maturity period of bank notes receivable	1 year
China | Minimum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Maturity period of bank notes receivable	3 months
China | Maximum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Maturity period of bank notes receivable	6 months